Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, fair value hedging (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	113,323	114,225
Change in fair value used as a basis to determine ineffectiveness	£ (1,350)	£ 2,634
Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	80,382	93,423
Change in fair value used as a basis to determine ineffectiveness	£ (919)	£ 1,853
Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	26,564	17,995
Change in fair value used as a basis to determine ineffectiveness	£ (313)	£ 468
Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,377	2,807
Change in fair value used as a basis to determine ineffectiveness	£ (118)	£ 313
Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	11,601	12,240
Change in fair value used as a basis to determine ineffectiveness	£ (10)	£ 686
Derivative financial assets | Cash flow
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	611	642
Hedging instrument, liabilities	(307)	(8)
Derivative financial assets | Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	17
Hedging instrument, liabilities	0	0
Derivative financial assets | Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	611	625
Hedging instrument, liabilities	(307)	(8)
Derivative financial assets | Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	0
Derivative financial assets | Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	36	110
Hedging instrument, liabilities	(66)	(45)
Loan liabilities | Cash flow
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (7,588)	£ (8,507)